Share-Based Payment Arrangements - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	4 years
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Rights Percentage	25.00%
GHI Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributed to employee through payroll deductions, description		During 2022, the Company established the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.
2021 GHL Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stockholders' equity note, stock split, exchange ratio		1.3032888
2021 ESPP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance Of Common Shares	4,224,000	4,224,000	2,890,000
Par value per share | $ / shares	$ 2.89	$ 2.89	$ 2.02
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted ordinary shares awards issued but not paid				24,900,000
Number of share options vested in share-based payment arrangement		10,817,000	10,817,000
Restricted share units [member] | 2021 GHL Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of Reverse Recapitalisation of restricted ordinary shares	132,432,000	132,432,000	131,765,000	64,646,000	66,457,000
Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options granted , fair value | $ / shares		$ 2.9	$ 3.16	$ 9.88
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.28	0.28	0.28
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 4.03	$ 4.03	$ 4.03
GHI Share [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock				1.3032888	1.3032888
GHI Share [Member] | Restricted share units [member] | GHI Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled and forfeited - Number of Share Options		(481,000)
GHI Share [Member] | Restricted share units [member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled and forfeited - Number of Share Options			0
Conversion of Reverse Recapitalisation of restricted ordinary shares				32,452
Number of RSUs granted after the date of consummation of Reverse Recapitalization			0
Granted - Weighted average exercise price per share | $ / shares				$ 10
GHI Share [Member] | Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock		1.3032888	1.3032888	1.3032888
Number of RSUs granted after the date of consummation of Reverse Recapitalization				0
GHI Share [Member] | Restricted Stock Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per ordinary share | $ / shares				$ 10
GHI Share [Member] | Restricted Stock Units (RSUs) [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock		1.3032888		1.3032888